LEASES (Narrative) (Details) - CAD ($) $ in Millions	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Presentation of Leases for Lessee [Line Items]
Cash outflow for leases	$ 0.7	$ 0.3